Other Income and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | Transmission And Gulf Of Mexico [Member]
Segment Reporting Information [Line Items]
Severance and other related costs		$ (22)
Noncash Contribution Expense			$ 39
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | Northeast G And P [Member]
Segment Reporting Information [Line Items]
Severance and other related costs		(9)
Noncash Contribution Expense			7
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | West [Member]
Segment Reporting Information [Line Items]
Severance and other related costs		(9)
Noncash Contribution Expense			10
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | Gas & NGL Marketing Services
Segment Reporting Information [Line Items]
Severance and other related costs		0
Noncash Contribution Expense			0
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Severance and other related costs		0
Noncash Contribution Expense			1
Other income (expense) - net [Member] | Transmission And Gulf Of Mexico [Member]
Segment Reporting Information [Line Items]
Allowance for funds used during construction, capitalized cost of equity	$ 17	15	32
Deferred Taxes On Equity Funds Used During Construction [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Allowance for funds used during construction, capitalized cost of equity	$ 4	$ (13)	$ 9